Financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2016, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2016	Maximum notional amount(1)	Effective date	Ending date
5.6400%	$645,970	$645,970	August 31, 2007	August 31, 2017	(2)
5.4200%	416,053	416,053	September 6, 2007	May 31, 2024
5.6000%	148,800	148,800	June 23, 2010	December 23, 2021	(2)
5.9450%	131,544	131,544	January 30, 2014	May 31, 2019
5.2600%	87,100	87,100	July 3, 2006	February 26, 2021	(2) (3)
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)

Swap counterparty has an early termination right in 2017 which may require the Company to settle the swap at the early termination date.  The fair value liability as of December 31, 2016 for this swap is $8,989,000.

Schedule of Derivatives	The following provides information about the Company’s derivatives:
	2016	2015
Fair value of financial instruments asset	$11,338	$33,632
Fair value of financial instruments liability	230,764	338,146

Schedule of Financial Instruments, Effect of the Master Netting Agreement

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2016	liabilities	agreement	Net amount
Derivative assets	$11,338	$—	$11,338
Derivative liabilities	230,764	—	230,764
Net liability	$(219,426)	$—	$(219,426)

	Gross amounts
	of recognized	Amounts subject
	assets and	to master netting
December 31, 2015	liabilities	agreement	Net amount
Derivative assets	$33,632	$21,964	$11,668
Derivative liabilities	338,146	21,964	316,182
Net liability	$(304,514)	$—	$(304,514)

Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2016	2015	2014
Loss on derivatives recognized in net earnings:
Change in fair value of financial instruments	$(29,118)	$(54,576)	$(105,694)
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(3,407)	$(3,319)	$(4,259)
Depreciation and amortization	(966)	(1,078)	(1,052)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.